SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

97457-1014                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
August 31, 2014 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (24.3%)

              COMMON STOCKS (15.5%)

              CONSUMER DISCRETIONARY (2.1%)
              -----------------------------
              ADVERTISING (0.1%)
      3,600   Omnicom Group, Inc.                                                                  $      259
                                                                                                   ----------
              AUTO PARTS & EQUIPMENT (0.8%)
      2,400   Magna International, Inc.                                                                   272
     11,170   TRW Automotive Holdings Corp.*                                                            1,076
                                                                                                   ----------
                                                                                                        1,348
                                                                                                   ----------
              AUTOMOBILE MANUFACTURERS (0.1%)
     11,300   Ford Motor Co.                                                                              197
                                                                                                   ----------
              CABLE & SATELLITE (0.2%)
      7,450   Comcast Corp. "A"                                                                           408
                                                                                                   ----------
              CASINOS & GAMING (0.1%)
      6,200   MGM Resorts International*                                                                  152
                                                                                                   ----------
              DEPARTMENT STORES (0.1%)
      4,100   Kohl's Corp.                                                                                241
                                                                                                   ----------
              GENERAL MERCHANDISE STORES (0.1%)
      2,300   Dollar General Corp.*                                                                       147
                                                                                                   ----------
              HOME IMPROVEMENT RETAIL (0.1%)
      1,000   Home Depot, Inc.                                                                             93
                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      6,100   Carnival Corp.                                                                              231
                                                                                                   ----------
              SPECIALIZED CONSUMER SERVICES (0.2%)
      8,600   H&R Block, Inc.                                                                             288
                                                                                                   ----------
              SPECIALTY STORES (0.2%)
      3,000   Signet Jewelers Ltd.                                                                        354
                                                                                                   ----------
              Total Consumer Discretionary                                                              3,718
                                                                                                   ----------
              CONSUMER STAPLES (0.8%)
              -----------------------
              DRUG RETAIL (0.6%)
      6,850   CVS Caremark Corp.                                                                          544
      8,200   Walgreen Co.                                                                                496
                                                                                                   ----------
                                                                                                        1,040
                                                                                                   ----------
              HOUSEHOLD PRODUCTS (0.1%)
      2,000   Procter & Gamble Co.                                                                        166
                                                                                                   ----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
      2,010   Wal-Mart Stores, Inc.                                                                       152
                                                                                                   ----------
              Total Consumer Staples                                                                    1,358
                                                                                                   ----------

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1  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              ENERGY (1.7%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
      1,250   Chevron Corp.                                                                        $      162
      8,410   Occidental Petroleum Corp.                                                                  873
                                                                                                   ----------
                                                                                                        1,035
                                                                                                   ----------
              OIL & GAS DRILLING (0.1%)
      5,230   Transocean Ltd.                                                                             202
                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
     10,250   Halliburton Co.                                                                             693
      5,200   Schlumberger Ltd.                                                                           570
                                                                                                   ----------
                                                                                                        1,263
                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      2,100   Anadarko Petroleum Corp.                                                                    237
      9,700   Marathon Oil Corp.                                                                          404
                                                                                                   ----------
                                                                                                          641
                                                                                                   ----------
              Total Energy                                                                              3,141
                                                                                                   ----------
              FINANCIALS (2.3%)
              -----------------
              CONSUMER FINANCE (0.3%)
      6,220   Capital One Financial Corp.                                                                 511
                                                                                                   ----------
              DIVERSIFIED BANKS (0.9%)
      9,510   Citigroup, Inc.                                                                             491
     12,830   JPMorgan Chase & Co.                                                                        763
      8,150   Wells Fargo & Co.                                                                           419
                                                                                                   ----------
                                                                                                        1,673
                                                                                                   ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
      4,700   Morgan Stanley                                                                              161
                                                                                                   ----------
              LIFE & HEALTH INSURANCE (0.2%)
      7,200   MetLife, Inc.                                                                               394
                                                                                                   ----------
              MULTI-LINE INSURANCE (0.1%)
      2,700   American International Group, Inc.                                                          151
                                                                                                   ----------
              REGIONAL BANKS (0.3%)
      6,750   BB&T Corp.                                                                                  252
      3,050   CIT Group, Inc.                                                                             147
      3,000   PNC Financial Services Group, Inc.                                                          254
                                                                                                   ----------
                                                                                                          653
                                                                                                   ----------
              SPECIALIZED FINANCE (0.4%)
      2,700   CME Group, Inc.                                                                             207
      2,360   IntercontinentalExchange Group, Inc.                                                        446
                                                                                                   ----------
                                                                                                          653
                                                                                                   ----------
              Total Financials                                                                          4,196
                                                                                                   ----------
              HEALTH CARE (2.5%)
              ------------------
              BIOTECHNOLOGY (0.7%)
     12,350   Gilead Sciences, Inc.*                                                                    1,329
                                                                                                   ----------
              HEALTH CARE DISTRIBUTORS (0.4%)
      8,390   Cardinal Health, Inc.                                                                       618
                                                                                                   ----------
              HEALTH CARE EQUIPMENT (0.2%)
      6,000   Medtronic, Inc.                                                                             383
                                                                                                   ----------
              PHARMACEUTICALS (1.2%)
     16,700   AbbVie, Inc.                                                                                923

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      5,900   Johnson & Johnson                                                                    $      612
      2,200   Merck & Co., Inc.                                                                           132
     15,800   Pfizer, Inc.                                                                                465
                                                                                                   ----------
                                                                                                        2,132
                                                                                                   ----------
              Total Health Care                                                                         4,462
                                                                                                   ----------
              INDUSTRIALS (2.1%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
      2,000   Raytheon Co.                                                                                193
      8,800   Spirit AeroSystems Holdings, Inc. "A"*                                                      337
      1,270   United Technologies Corp.                                                                   137
                                                                                                   ----------
                                                                                                          667
                                                                                                   ----------
              AIR FREIGHT & LOGISTICS (0.1%)
      1,420   United Parcel Service, Inc. "B"                                                             138
                                                                                                   ----------
              AIRLINES (0.2%)
      8,500   United Continental Holdings, Inc.*                                                          405
                                                                                                   ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     11,350   Eaton Corp. plc                                                                             793
                                                                                                   ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      7,500   Republic Services, Inc.                                                                     295
                                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (0.6%)
     39,000   General Electric Co.                                                                      1,013
                                                                                                   ----------
              INDUSTRIAL MACHINERY (0.2%)
      3,950   Parker Hannifin Corp.                                                                       456
                                                                                                   ----------
              Total Industrials                                                                         3,767
                                                                                                   ----------
              INFORMATION TECHNOLOGY (3.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
      2,300   Citrix Systems, Inc.*                                                                       162
                                                                                                   ----------
              COMMUNICATIONS EQUIPMENT (0.4%)
     22,563   Cisco Systems, Inc.                                                                         564
      8,000   Juniper Networks, Inc.                                                                      185
                                                                                                   ----------
                                                                                                          749
                                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
      1,450   Visa, Inc. "A"                                                                              308
                                                                                                   ----------
              INTERNET SOFTWARE & SERVICES (0.4%)
      2,100   Facebook, Inc. "A"*                                                                         157
        710   Google, Inc. "A"*                                                                           413
        360   Google, Inc. "C"*                                                                           206
                                                                                                   ----------
                                                                                                          776
                                                                                                   ----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     12,700   Applied Materials, Inc.                                                                     293
                                                                                                   ----------
              SEMICONDUCTORS (0.6%)
      4,600   Altera Corp.                                                                                163
      6,300   Broadcom Corp. "A"                                                                          248
     16,200   Intel Corp.                                                                                 566
      3,600   Texas Instruments, Inc.                                                                     173
                                                                                                   ----------
                                                                                                        1,150
                                                                                                   ----------
              SYSTEMS SOFTWARE (0.5%)
     20,200   Microsoft Corp.                                                                             918
                                                                                                   ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.1%)
      6,170   Apple, Inc.                                                                                 632

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3  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
     25,000   Hewlett-Packard Co.                                                                  $      950
      1,200   SanDisk Corp.                                                                               118
      5,000   Seagate Technology plc                                                                      313
                                                                                                   ----------
                                                                                                        2,013
                                                                                                   ----------
              Total Information Technology                                                              6,369
                                                                                                   ----------
              MATERIALS (0.2%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
      1,700   LyondellBasell Industries N.V. "A"                                                          194
                                                                                                   ----------
              PAPER PRODUCTS (0.1%)
      3,300   International Paper Co.                                                                     160
                                                                                                   ----------
              Total Materials                                                                             354
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     12,051   Verizon Communications, Inc.                                                                600
                                                                                                   ----------
              Total Common Stocks (cost: $22,704)                                                      27,965
                                                                                                   ----------
              PREFERRED STOCKS (3.6%)

              CONSUMER STAPLES (1.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.1%)
     32,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                938
     10,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                1,066
                                                                                                   ----------
                                                                                                        2,004
                                                                                                   ----------
              Total Consumer Staples                                                                    2,004
                                                                                                   ----------
              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
        300   Kinder Morgan G.P., Inc., 4.16%, cumulative redeemable(a)                                   282
     23,078   NuStar Logistics, LP, 7.63%                                                                 624
                                                                                                   ----------
                                                                                                          906
                                                                                                   ----------
              Total Energy                                                                                906
                                                                                                   ----------
              FINANCIALS (1.7%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
     27,414   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                  687
                                                                                                   ----------
              REGIONAL BANKS (1.0%)
     30,000   Citizens Funding Trust I, 7.50%                                                             768
      1,000   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                   1,049
                                                                                                   ----------
                                                                                                        1,817
                                                                                                   ----------
              REITs - MORTGAGE (0.1%)
      8,000   Arbor Realty Trust, Inc., 7.38%                                                             198
                                                                                                   ----------
              REITs - OFFICE (0.2%)
     12,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                        305
                                                                                                   ----------
              Total Financials                                                                          3,007
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     20,000   Qwest Corp., 7.50%                                                                          537
                                                                                                   ----------
              Total Preferred Stocks (cost: $6,207)                                                     6,454
                                                                                                   ----------

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                                                   Portfolio of Investments |  4

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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (5.2%)
     37,900   iShares Core S&P Mid-Cap ETF                                                         $    5,446
     36,000   iShares Core S&P Small-Cap ETF                                                            3,973
                                                                                                   ----------
              Total Exchange-Traded Funds (cost: $8,287)                                                9,419
                                                                                                   ----------
              Total U.S. Equity Securities(cost: $37,198)                                              43,838
                                                                                                   ----------
              INTERNATIONAL EQUITY SECURITIES (18.7%)

              COMMON STOCKS (1.3%)

              ENERGY (0.1%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
      1,800   Royal Dutch Shell plc ADR                                                                   146
                                                                                                   ----------
              FINANCIALS (0.1%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
      3,800   HSBC Holdings plc ADR                                                                       205
                                                                                                   ----------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
      2,700   Novartis AG ADR                                                                             243
                                                                                                   ----------
              INDUSTRIALS (0.3%)
              ------------------
              RAILROADS (0.3%)
      2,240   Canadian Pacific Railway Ltd.                                                               449
                                                                                                   ----------
              INFORMATION TECHNOLOGY (0.4%)
              -----------------------------
              SEMICONDUCTORS (0.4%)
     11,761   NXP Semiconductors N.V.*                                                                    806
                                                                                                   ----------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
      5,400   Rio Tinto plc ADR                                                                           290
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      7,254   Vodafone Group plc ADR                                                                      249
                                                                                                   ----------
              Total Common Stocks (cost: $1,767)                                                        2,388
                                                                                                   ----------
              EXCHANGE-TRADED FUNDS (17.4%)
      8,349   EGShares Emerging Markets Consumer ETF                                                      238
    147,165   iShares Core MSCI EAFE ETF                                                                8,937
    129,338   iShares Core MSCI Emerging Markets ETF                                                    6,979
    132,222   iShares MSCI EAFE ETF                                                                     8,821
    164,474   iShares MSCI Germany ETF                                                                  4,757
      3,730   iShares MSCI Philippines ETF                                                                142
      6,889   iShares MSCI Turkey ETF                                                                     382
      3,196   SPDR S&P Emerging Markets SmallCap ETF                                                      163
      4,921   WisdomTree Emerging Markets Equity Income Fund                                              259

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5  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      5,259   WisdomTree Emerging Markets SmallCap Dividend Fund                                   $      262
      9,552   WisdomTree India Earnings Fund                                                              218
                                                                                                   ----------
              Total Exchange-Traded Funds (cost: $28,991)                                             31,158
                                                                                                   ----------
              Total International Equity Securities (cost: $30,758)                                   33,546
                                                                                                   ----------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.9%)

              EXCHANGE-TRADED FUNDS (1.9%)

     86,400   Market Vectors Gold Miners ETF                                                            2,306
      9,800   SPDR Gold Shares*                                                                         1,214
                                                                                                   ----------
              Total Exchange-Traded Funds                                                               3,520
                                                                                                   ----------
              Total Precious Metals and Commodity-Related Securities (cost: $4,117)                     3,520
                                                                                                   ----------

PRINCIPAL
AMOUNT                                                              COUPON
(000)                                                                 RATE             MATURITY
-------------------------------------------------------------------------------------------------------------

              BONDS (47.3%)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)

              FINANCIALS (0.6%)
              -----------------
              ASSET-BACKED FINANCING (0.6%)
$       102   Sequoia Mortgage Trust                                  1.06% (b)       9/20/2033            89
      1,113   Structured Asset Mortgage Investments, Inc.             0.66 (b)        7/19/2035           982
         95   Wells Fargo Mortgage Backed Securities Trust            4.92 (b)        4/25/2035            91
                                                                                                   ----------
                                                                                                        1,162
                                                                                                   ----------
              Total Financials                                                                          1,162
                                                                                                   ----------
              Total Collateralized Mortgage Obligations (cost: $1,178)                                  1,162
                                                                                                   ----------
              CORPORATE OBLIGATIONS (19.7%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              SPECIALTY STORES (0.2%)
        200   Guitar Center, Inc. (a)                                 6.50            4/15/2019           191
        150   Toys R Us Property Co. II, LLC                          8.50           12/01/2017           154
                                                                                                   ----------
              Total Specialty Stores                                                                      345
                                                                                                   ----------
              Total Consumer Discretionary                                                                345
                                                                                                   ----------
              ENERGY (2.8%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
        200   Alta Mesa Holdings, LP                                  9.63           10/15/2018           211
        200   American Energy - Permian Basin, LLC (a)                7.38           11/01/2021           196
        100   Fieldwood Energy, LLC (c)                               8.38            9/30/2020           103
        200   Quicksilver Resources, Inc. (c)                         7.00            6/21/2019           192
        150   Rex Energy Corp.                                        8.88           12/01/2020           165
        100   Sabine Oil & Gas, LLC (c)                               8.75           12/31/2018           101
         50   Samson Investment Co. (c)                               5.00            9/25/2018            50
                                                                                                   ----------
                                                                                                        1,018
                                                                                                   ----------

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                             VALUE
(000)         SECURITY                                                RATE             MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (2.3%)
$     1,225   DCP Midstream, LLC (a)                                  5.85%           5/21/2043    $    1,194
        500   Enbridge Energy Partners, LP                            8.05           10/01/2037           565
        950   Energy Transfer Partners, LP                            3.26 (b)       11/01/2066           895
      1,000   Enterprise Products Operating, LLC                      7.00            6/01/2067         1,056
        200   Martin Midstream Partners, LP                           7.25            2/15/2021           207
        200   Southern Union Co.                                      3.26 (b)       11/01/2066           169
                                                                                                   ----------
                                                                                                        4,086
                                                                                                   ----------
              Total Energy                                                                              5,104
                                                                                                   ----------
              FINANCIALS (11.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
        900   Prospect Capital Corp.                                  5.00            7/15/2019           939
      1,500   State Street Capital Trust IV                           1.23 (b)        6/01/2077         1,303
        200   Walter Investment Management Corp. (a)                  7.88           12/15/2021           204
                                                                                                   ----------
                                                                                                        2,446
                                                                                                   ----------
              DIVERSIFIED BANKS (0.3%)
        400   Compass Bank                                            6.40           10/01/2017           441
                                                                                                   ----------
              LIFE & HEALTH INSURANCE (2.5%)
      1,100   Lincoln National Corp.                                  7.00            5/17/2066         1,138
        800   MetLife, Inc.                                           6.40           12/15/2036           906
      1,000   Prudential Financial, Inc.                              5.63            6/15/2043         1,078
      1,350   StanCorp Financial Group, Inc.                          6.90            6/01/2067         1,411
                                                                                                   ----------
                                                                                                        4,533
                                                                                                   ----------
              MULTI-LINE INSURANCE (1.9%)
        950   Genworth Holdings, Inc.                                 6.15           11/15/2066           838
      1,500   Glen Meadow Pass-Through Trust (a)                      6.51            2/12/2067         1,500
      1,100   Nationwide Mutual Insurance Co. (a)                     5.81 (b)       12/15/2024         1,114
                                                                                                   ----------
                                                                                                        3,452
                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
      1,000   GE Capital Trust I                                      6.38           11/15/2067         1,112
        150   General Electric Capital Corp.                          6.38           11/15/2067           167
      1,000   JPMorgan Chase Capital XXI                              1.19 (b)        2/02/2037           875
                                                                                                   ----------
                                                                                                        2,154
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (2.8%)
      1,000   Allstate Corp.                                          5.75            8/15/2053         1,072
      1,000   AmTrust Financial Services, Inc.                        6.13            8/15/2023         1,055
        750   HSB Group, Inc. (d)                                     1.14 (b)        7/15/2027           577
        600   Ironshore Holdings, Inc. (a)                            8.50            5/15/2020           713
      1,450   Oil Insurance Ltd. (a)                                  3.22 (b)                -(e)      1,348
        300   Progressive Corp.                                       6.70            6/15/2037           332
                                                                                                   ----------
                                                                                                        5,097
                                                                                                   ----------
              REAL ESTATE DEVELOPMENT (0.1%)
        200   Forestar USA Real Estate Group, Inc. (a)                8.50            6/01/2022           210
                                                                                                   ----------
              REGIONAL BANKS (1.4%)
      1,000   Cullen/Frost Capital Trust II                           1.78 (b)        3/01/2034           881
        100   First Maryland Capital Trust I                          1.23 (b)        1/15/2027            93
        500   Fulton Capital Trust I                                  6.29            2/01/2036           479
        200   Regions Financial Corp.                                 7.75           11/10/2014           203
      1,000   Suntrust Capital I                                      0.90 (b)        5/15/2027           871
                                                                                                   ----------
                                                                                                        2,527
                                                                                                   ----------
              REINSURANCE (0.1%)
        200   Platinum Underwriters Finance, Inc.                     7.50            6/01/2017           228
                                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
        200   Ocwen Financial Corp. (a)                               6.63            5/15/2019           195
                                                                                                   ----------

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7  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE             MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
              Total Financials                                                                     $   21,283
                                                                                                   ----------
              INDUSTRIALS (1.1%)
              ------------------
              AEROSPACE & DEFENSE (0.6%)
$     1,098   Textron Financial Corp. (a)                             6.00%           2/15/2067         1,010
                                                                                                   ----------
              AIRLINES (0.2%)
        270   Continental Airlines, Inc. "B" Pass-Through Trust       6.25            4/13/2020           290
                                                                                                   ----------
              MARINE (0.1%)
        200   Navios Maritime Holdings, Inc. (a)                      7.38            1/15/2022           208
                                                                                                   ----------
              RAILROADS (0.1%)
        250   Florida East Coast Holdings Corp. (a)                   6.75            5/01/2019           264
                                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
         75   ILFC E-Capital Trust I (a)                              5.02 (b)       12/21/2065            73
                                                                                                   ----------
              TRUCKING (0.1%)
        100   YRC Worldwide, Inc. (c)                                 8.00            2/12/2019           101
                                                                                                   ----------
              Total Industrials                                                                         1,946
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        200   NII International Telecom SCA (a),(g)                   7.88            8/15/2019           133
        200   Sprint Corp. (a)                                        7.13            6/15/2024           205
                                                                                                   ----------
                                                                                                          338
                                                                                                   ----------
              Total Telecommunication Services                                                            338
                                                                                                   ----------
              UTILITIES (3.6%)
              ----------------
              ELECTRIC UTILITIES (1.1%)
        600   NextEra Energy Capital Holdings, Inc.                   6.35           10/01/2066           600
        324   NextEra Energy Capital Holdings, Inc.                   6.65            6/15/2067           332
        300   NextEra Energy Capital Holdings, Inc.                   7.30            9/01/2067           332
        550   PPL Capital Funding, Inc.                               6.70            3/30/2067           561
        251   Texas Competitive Electric Holdings Co., LLC (c)        4.65           10/10/2017           195
                                                                                                   ----------
                                                                                                        2,020
                                                                                                   ----------
              MULTI-UTILITIES (2.5%)
        390   Dominion Resources, Inc.                                7.50            6/30/2066           423
        600   Dominion Resources, Inc.                                2.53 (b)        9/30/2066           558
      1,100   Integrys Energy Group, Inc.                             6.11           12/01/2066         1,128
      1,000   Puget Sound Energy, Inc.                                6.97            6/01/2067         1,053
      1,250   Wisconsin Energy Corp.                                  6.25            5/15/2067         1,299
                                                                                                   ----------
                                                                                                        4,461
                                                                                                   ----------
              Total Utilities                                                                           6,481
                                                                                                   ----------
              Total Corporate Obligations (cost: $34,034)                                              35,497
                                                                                                   ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (8.0%)

              ENERGY (1.0%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (1.0%)
      1,700   TransCanada Pipelines Ltd.                              6.35            5/15/2067         1,774
                                                                                                   ----------
              FINANCIALS (3.4%)
              -----------------
              DIVERSIFIED BANKS (1.6%)
        400   Barclays Bank plc                                       0.69 (b)                -(e)        275
        400   Barclays Bank plc                                       0.69 (b)                -(e)        273

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE             MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
$        50   Barclays Bank plc (a)                                   7.70%                   -(e) $       53
        100   HSBC Bank plc                                           0.60 (b)                -(e)         70
      1,400   HSBC Bank plc                                           0.69 (b)                -(e)        971
      1,800   Lloyds Bank plc                                         0.56 (b)                -(e)      1,223
                                                                                                   ----------
                                                                                                        2,865
                                                                                                   ----------
              LIFE & HEALTH INSURANCE (0.7%)
      1,200   Great-West Life & Annuity Insurance Capital, LP (a)     7.15            5/16/2046         1,248
                                                                                                   ----------
              MULTI-LINE INSURANCE (0.3%)
        600   ZFS Finance USA Trust V (a)                             6.50            5/09/2037           648
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
        850   QBE Capital Funding III Ltd. (a)                        7.25            5/24/2041           925
                                                                                                   ----------
              REINSURANCE (0.3%)
        500   Swiss Re Capital I, LP (a)                              6.85                    -(e)        529
                                                                                                   ----------
              Total Financials                                                                          6,215
                                                                                                   ----------
              INDUSTRIALS (0.3%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.3%)
        500   Hutchison Whampoa International Ltd. (a)                6.00                    -(e)        521
                                                                                                   ----------

              MATERIALS (2.4%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
        800   Braskem Finance Ltd.                                    6.45            2/03/2024           863
                                                                                                   ----------
              DIVERSIFIED METALS & MINING (0.1%)
        200   Vedanta Resources plc (a)                               6.00            1/31/2019           209
                                                                                                   ----------
              GOLD (1.8%)
      1,000   Kinross Gold Corp. (a)                                  5.95            3/15/2024         1,042
      1,100   Newcrest Finance Proprietary Ltd. (a)                   4.45           11/15/2021         1,098
      1,400   St. Barbara Ltd. (a)                                    8.88            4/15/2018         1,148
                                                                                                   ----------
                                                                                                        3,288
                                                                                                   ----------
              Total Materials                                                                           4,360
                                                                                                   ----------
              UTILITIES (0.9%)
              ----------------

              ELECTRIC UTILITIES (0.9%)
              -------------------------
        700   Electricite De France S.A.(a)                           5.25                    -(e)        725
        700   Enel S.p.A.(a)                                          8.75            9/24/2073           826
                                                                                                   ----------
              Total Electric Utilities                                                                  1,551
                                                                                                   ----------
              Total Utilities (cost: $1,410)                                                            1,551
                                                                                                   ----------
              Total Eurodollar and Yankee Obligations (cost: $13,488)                                  14,421
                                                                                                   ----------
              COMMERCIAL MORTGAGE SECURITIES (9.2%)

              FINANCIALS (9.2%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (9.2%)
        299   Banc of America Commercial Mortgage, Inc.               4.77            7/10/2043           294
        400   Banc of America Commercial Mortgage, Inc.               6.05            7/10/2044           421
        100   Banc of America Commercial Mortgage, Inc.               5.42           10/10/2045           103
        354   Banc of America Commercial Mortgage, Inc. (a)           6.14            9/10/2047           364
        800   Banc of America Commercial Mortgage, Inc.               6.47            2/10/2051           853

================================================================================

9  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE             MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
$        50   Bear Stearns Commercial Mortgage Securities, Inc.       5.64%          12/11/2040    $       49
        400   Bear Stearns Commercial Mortgage Securities, Inc.       4.75            6/11/2041           409
      1,200   Bear Stearns Commercial Mortgage Securities, Inc. (a)   5.66            9/11/2041         1,180
         50   Bear Stearns Commercial Mortgage Securities, Inc.       5.60           10/12/2041            50
        200   CD Commercial Mortgage Trust                            5.69           10/15/2048           195
        450   Citigroup Commercial Mortgage Trust                     5.97            3/15/2049           472
        100   Citigroup Commercial Mortgage Trust                     6.34           12/10/2049           100
        850   Credit Suisse Commercial Mortgage Pass-Through Trust    0.35            2/15/2040           732
        800   Credit Suisse First Boston Mortgage Securities Corp.    0.41            4/15/2037           780
        750   GE Capital Commercial Mortgage Corp.                    5.45            3/10/2044           754
      1,100   GE Capital Commercial Mortgage Corp.                    5.49           11/10/2045         1,113
        850   GE Capital Commercial Mortgage Corp.                    5.61           12/10/2049           898
        400   GMAC Commercial Mortgage Securities, Inc.               4.97           12/10/2041           408
      1,075   GS Mortgage Securities Corp. II                         5.73            4/10/2038         1,114
         50   GS Mortgage Securities Corp. II                         5.97            8/10/2038            50
      1,000   GS Mortgage Securities Corp. II                         4.78            7/10/2039         1,016
      1,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     6.06            4/15/2045         1,009
        300   J.P. Morgan Chase Commercial Mortgage
                 Securities Trust                                     5.37            5/15/2047           314
         50   LB-UBS Commercial Mortgage Trust                        5.28            2/15/2041            51
        800   Merrill Lynch Mortgage Trust                            6.03            6/12/2050           834
        700   Morgan Stanley Capital I Trust                          5.38           11/14/2042           693
        100   Morgan Stanley Capital I Trust                          5.68            3/12/2044           101
      1,000   Morgan Stanley Capital I, Inc.                          5.68            3/12/2044         1,038
      1,000   Wachovia Bank Commercial Mortgage Trust                 5.90            5/15/2043         1,056
        100   Wachovia Bank Commercial Mortgage Trust (a)             4.99            5/15/2044            97
                                                                                                   ----------
                                                                                                       16,548
                                                                                                   ----------
              Total Financials                                                                         16,548
                                                                                                   ----------
              Total Commercial Mortgage Securities (cost: $16,249)                                     16,548
                                                                                                   ----------
              U.S. TREASURY SECURITIES (9.8%)

              NOTES (9.8%)
      1,906   1.75%, 5/15/2022                                                                          1,854
        965   1.63%, 8/15/2022                                                                            928
      1,315   1.63%, 11/15/2022                                                                         1,259
        618   2.00%, 2/15/2023                                                                            607
        500   1.75%, 5/15/2023                                                                            480
      2,000   2.75%, 11/15/2023                                                                         2,077
      8,500   2.75%, 2/15/2024                                                                          8,817
      1,500   2.50%, 5/15/2024                                                                          1,522
                                                                                                   ----------
              Total Notes                                                                              17,544
                                                                                                   ----------
              Total U.S. Treasury Securities (cost: $17,255)                                           17,544
                                                                                                   ----------
              Total Bonds (cost: $82,204)                                                              85,172
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                           MARKET
NUMBER OF                                                                                   VALUE
SHARES       SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (7.0%)

             MONEY MARKET FUNDS (7.0%)
 12,569,478  State Street Institutional Liquid Reserves Fund
               Premier Class, 0.07% (f)(cost: $12,569)                                 $   12,569
                                                                                       ----------

             TOTAL INVESTMENTS(COST: $166,846)                                         $  178,645
                                                                                       ==========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.1%)
        788  Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 65                     16
        211  Put - iShares MSCI Emerging Markets ETF expiring January 17, 2015 at 41           15
        132  Put - iShares MSCI Emerging Markets ETF expiring September 20, 2014 at 42          1
         85  Put - S&P 500 Index expiring January 17, 2015 at 1775                            145
                                                                                       ----------

             TOTAL PURCHASED OPTIONS (COST: $438)                                      $      177
                                                                                       ==========

             WRITTEN OPTIONS (0.0%)
      (568)  Put -iShares MSCI EAFE ETF expiring September 20, 2014 at 60                      (2)
                                                                                       ----------

             TOTAL WRITTEN OPTIONS(PREMIUMS RECEIVED: $69)                             $       (2)
                                                                                       ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                        (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES         OTHER            SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                          MARKETS         OBSERVABLE            INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                    ASSETS                                                      TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                        $      27,965      $        --         $        --       $    27,965
  Preferred Stocks                                --            6,454                  --             6,454
  Exchange-Traded Funds                        9,419               --                  --             9,419
International Equity Securities:
  Common Stocks                                2,388               --                  --             2,388
  Exchange-Traded Funds                       31,158               --                  --            31,158
Precious Metals and Commodity-Related
Securities:
  Exchange-Traded Funds                        3,520               --                  --             3,520
Bonds:
  Collateralized Mortgage Obligations             --            1,162                  --             1,162
  Corporate Obligations                           --           34,920                 577            35,497
  Eurodollar and Yankee Obligations               --           14,421                  --            14,421
  Commercial Mortgage Securities                  --           16,548                  --            16,548
  U.S. Treasury Securities                    17,544               --                  --            17,544
Money Market Instruments:
  Money Market Funds                          12,569               --                  --            12,569
Purchased Options                                177               --                  --               177
-----------------------------------------------------------------------------------------------------------
Total                                  $     104,740      $    73,505         $       577       $   178,822
-----------------------------------------------------------------------------------------------------------

================================================================================

11  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                        (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES         OTHER            SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                          MARKETS         OBSERVABLE            INPUTS
                                       FOR IDENTICAL        INPUTS
LIABILITIES                             LIABILITIES                                                   TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                        $          (2)     $        --        $         --      $         (2)
-----------------------------------------------------------------------------------------------------------
Total                                  $          (2)     $        --        $         --      $         (2)
-----------------------------------------------------------------------------------------------------------

                                                                        CORPORATE
                                                                      OBLIGATIONS
----------------------------------------------------------------------------------
Balance as of May 31, 2014                                                   $585
Purchases                                                                       -
Sales                                                                           -
Transfers into Level 3                                                          -
Transfers out of Level 3                                                        -
Net realized gain (loss) on investments                                         -
Change in net unrealized appreciation/depreciation of investments              (8)
----------------------------------------------------------------------------------
Balance as of August 31, 2014                                                $577
----------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13  | USAA Cornerstone Moderately Conservative Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A1, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures

================================================================================

15  | USAA Cornerstone Moderately Conservative Fund

================================================================================

contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at August 31, 2014 did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $13,105,000 and $1,567,000, respectively, resulting in net unrealized appreciation of $11,538,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $180,008,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 26.7% of net assets as August 31, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR           American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
              U.S. dollars.
REIT          Real estate investment trust

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17  | USAA Cornerstone Moderately Conservative Fund

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SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2014.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Security was fair valued at August 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $577,000, which represented 0.3% of the Fund's net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate represents the money market fund annualized seven-day yield at August 31, 2014.
(g) At August 31, 2014, the issuer was in default with respect to interest and/or principal payments.
*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  18



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/27/2014
         ------------------------------